Distributed Operations - Summary of Results and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES
Exploration and evaluation expenditures	$ (6,689)	$ (10,078)	$ (21,214)
General and administrative	(15,712)	(14,654)	(21,401)
Equity compensation	(15,055)	(7,229)	(8,399)
Total expenses	(77,478)	(60,369)	(36,346)
OTHER ITEMS
Transaction costs	(4,030)	(6,818)	(7,569)
Gain on financial instruments measured at fair value	(2,416)	12,530	22,379
Finance costs	(31,940)	(25,176)	(22,702)
Gain on distribution of assets upon seperation			1,267,552
NET (LOSS)/INCOME	(76,880)	(15,240)	1,288,369
Cash used in operating activities of discontinued operations	0	0	(30,679)
Cash used in investing activities of discontinued operations	0	0	(116,804)
Cash provided by financing activities of discontinued operations	0	0	302,755
Lithium Americas
OTHER ITEMS
Cash used in operating activities of discontinued operations	0	0	(30,679)
Cash used in investing activities of discontinued operations	0	0	(116,804)
Cash provided by financing activities of discontinued operations	0	0	302,755
Discontinued operations [member] | Lithium Americas
EXPENSES
Exploration and evaluation expenditures	0	0	(5,779)
General and administrative	0	0	(8,073)
Equity compensation	0	0	(5,309)
Total expenses	0	0	(19,161)
OTHER ITEMS
Transaction costs	0	0	(10,095)
Gain on financial instruments measured at fair value	0	0	32,545
Finance costs	0	0	(43)
Other loss	0	0	(10)
Gain on distribution of assets upon seperation			1,267,552
Other operating income (expense)	0	0	1,289,949
NET (LOSS)/INCOME	$ 0	$ 0	$ 1,270,788